Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000256834 | State Street SPDR Portfolio S&P 500 ETFFR_78464A854
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256834 | U.S. Treasury BillsFR_912797RG4
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000256834 | State Street SPDR Portfolio Emerging Markets ETFFR_78463X509
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000256834 | State Street SPDR S&P China ETFFR_78463X400
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256834 | U.S. Treasury Inflation-Indexed NotesFR_91282CPU9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256834 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000256834 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000256834 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000253656 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000253656 | Keel Infrastructure Corp.FR_486917107
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253656 | Cipher Digital, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253656 | Cleanspark, Inc.FR_18452B209
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253656 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253656 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253656 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253656 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253656 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253656 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253656 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000253656 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000253656 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253656 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253656 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253656 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253656 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253656 | IndustryMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253656 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253658 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000253658 | Keel Infrastructure Corp.FR_486917107
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253658 | Cipher Digital, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253658 | Cleanspark, Inc.FR_18452B209
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253658 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253658 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253658 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253658 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253658 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253658 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253658 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000253658 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000253658 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253658 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253658 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253658 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253658 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253658 | IndustryMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253658 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253657 | Riot Platforms, Inc.FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000253657 | Keel Infrastructure Corp.FR_486917107
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253657 | Cipher Digital, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253657 | Cleanspark, Inc.FR_18452B209
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253657 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253657 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253657 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253657 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253657 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253657 | Siemens Energy AGFR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253657 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000253657 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000253657 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253657 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253657 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253657 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253657 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253657 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253657 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253657 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255285 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000255285 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255285 | U.S. Treasury BondsFR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255285 | Federal National Mortgage AssociationFR_31418FJR9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255285 | Federal Home Loan Mortgage Corp.FR_31427QF56
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255285 | Federal Home Loan Mortgage Corp.FR_3132DWNG4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255285 | Federal National Mortgage AssociationFR_3140XPCP2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255285 | Federal National Mortgage AssociationFR_31418FPE1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255285 | Federal National Mortgage AssociationFR_31418FEC7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255285 | AP Fides Holdings LLCFR_00188TAA8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000255285 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000255285 | IndustryU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000255285 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000255285 | IndustryAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000255285 | IndustryMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000255285 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255285 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255285 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255285 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000255285 | IndustryAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000262892 | U.S. Treasury NotesFR_91282CJR3
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000262892 | U.S. Treasury NotesFR_91282CNU1
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000262892 | Cross Mortgage TrustFR_227925AA2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000262892 | Federal National Mortgage AssociationFR_31418FWW3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000262892 | RCKT Mortgage TrustFR_74940EAA5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000262892 | Federal Home Loan Mortgage Corp.FR_3142JCAT7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000262892 | Federal Home Loan Mortgage Corp.FR_3142JCBY5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000262892 | Federal Home Loan Mortgage Corp.FR_3142JCB82
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000262892 | Minera Los PelambresFR_990AAKEZ3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000262892 | North Haven Private Income Fund LLCFR_955SZVII0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000262892 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000262892 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000262892 | IndustryU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000262892 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000262892 | IndustryAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000262892 | IndustryMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000262892 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000262892 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000262892 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262892 | IndustryPrivate Credit Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000270241 | American Express Credit Account Master TrustFR_02582JKD1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000270241 | Verus Securitization TrustFR_92540FAD2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000270241 | PK ALIFT Loan Funding 8 LPFR_72585CAD7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000270241 | Navient Private Education Refi Loan TrustFR_63942EAA6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000270241 | Pagaya AI Debt Grantor TrustFR_69544VAA7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000270241 | GM Financial Consumer Automobile Receivables TrustFR_36268GAE5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000270241 | Ford Credit Auto Owner TrustFR_344930AE2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000270241 | BA Credit Card TrustFR_05522RDJ4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000270241 | Toyota Auto Receivables Owner TrustFR_89238DAE8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000270241 | Zayo Issuer LLCFR_98919WAA1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000270241 | IndustryAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000270241 | IndustryMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.20%